Securities at fair value through other comprehensive income and securities at amortized cost - Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Gain or loss on disposal of financial assets at fair value through other comprehensive income and securities at amortized cost [Abstract]
Gain on disposal of financial assets at fair value through other comprehensive income		₩ 197,708	₩ 50,793
Loss on disposal of financial assets at fair value through other comprehensive income		(137,448)	(180,368)
Gain on disposal of securities at amortized cost	[1]	0	358
Loss on disposal of securities at amortized cost	[1]	(23,155)	(107)
Total		₩ 37,105	₩ (129,324)

[1]	The issuers of those securities have exercised their early redemption options, and the disposal of securities measured at amortized cost aims to secure additional asset duration for asset-liability management in response to changes in interest rates.